T. ROWE PRICE Retirement I 2025 Fund-I Class
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 38.0%
T. Rowe Price Funds:
New Income Fund  985,700 29,682 77,525 109,229,072 917,524
Limited Duration Inflation
Focused Bond Fund  626,087 33,135 126,672 102,818,449 527,459
International Bond Fund (USD
Hedged)  342,834 12,536 15,154 37,054,455 330,896
Dynamic Global Bond Fund  274,380 6,058 23,391 26,212,577 258,194
U.S. Treasury Long-Term Index
Fund  236,941 36,990 7,960 28,902,637 255,788
Emerging Markets Bond Fund  194,907 33,704 6,143 24,612,952 207,979
High Yield Fund  188,757 18,150 6,308 33,564,463 190,982
Floating Rate Fund  143,816 4,987 35,542 12,578,490 115,219
Total Bond Mutual Funds (Cost $3,134,830) 2,804,041
EQUITY MUTUAL FUNDS 58.9%
T. Rowe Price Funds:
Value Fund  896,104 4,917 91,674 18,514,670 772,432
Growth Stock Fund (2) 588,441 155,546 25,683 9,822,060 710,037
Equity Index 500 Fund  545,254 29,438 68,253 4,374,120 455,958
Overseas Stock Fund  372,986 31,787 14,656 32,758,449 348,222
International Value Equity Fund  388,154 1,254 40,800 23,376,856 305,769
International Stock Fund  327,840 9,801 11,321 18,637,465 303,977
Real Assets Fund  193,733 44,699 6,531 15,536,535 209,277
Mid-Cap Growth Fund (2) 175,177 8,226 4,661 1,889,171 173,842
Mid-Cap Value Fund  188,373 179 7,199 5,339,663 167,665
U.S. Large-Cap Core Fund  96,590 70,331 4,046 5,203,348 159,222
U.S. Equity Research Fund  136,913 30,624 4,963 4,165,071 157,232
Emerging Markets Discovery
Stock Fund  140,518 10,632 4,376 10,981,977 137,934
Emerging Markets Stock Fund  136,952 3,817 5,926 3,544,377 126,747
Small-Cap Stock Fund  124,027 4,570 3,463 2,224,377 124,654
Small-Cap Value Fund  138,464 187 26,737 2,107,522 112,078
New Horizons Fund (2) 73,019 2,480 2,911 1,474,648 79,248
Total Equity Mutual Funds (Cost $4,178,128) 4,344,294
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,115 121,221 121,605 7,339 734
Total Other Mutual Funds (Cost $728) 734
T. ROWE PRICE Retirement I 2025 Fund-I Class

T. ROWE PRICE Retirement I 2025 Fund-I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.1%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 178,063 369,532 314,628 232,966,605 232,967
Total Short-Term Investments (Cost $232,967) 232,967
Total Investments in Securities 100.0%
(Cost $7,546,653) $ 7,382,036
Other Assets Less Liabilities (0.0)% (1,574)
Net Assets 100.0% $ 7,380,462
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2025 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 61 MSCI EAFE Index contracts 9/22 (5,573) $ 109
Short, 169 Russell 2000 E-Mini Index contracts 9/22 (15,587) (771)
Long, 54 S&P 500 E-Mini Index contracts 9/22 10,683 547
Net payments (receipts) of variation margin to date 172
Variation margin receivable (payable) on open futures contracts $ 57

T. ROWE PRICE Retirement I 2025 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 48 $ 1,147 $ 2,280
Emerging Markets Bond Fund  (110) (14,489) 3,295
Emerging Markets Discovery Stock Fund  1 (8,840) —
Emerging Markets Stock Fund  (544) (8,096) —
Equity Index 500 Fund  30,089 (50,481) 2,050
Floating Rate Fund  (2,366) 1,958 1,825
Growth Stock Fund  109 (8,267) —
High Yield Fund  (120) (9,617) 3,041
International Bond Fund (USD Hedged)  (879) (9,320) 2,200
International Stock Fund  (571) (22,343) —
International Value Equity Fund  (3,134) (42,839) —
Limited Duration Inflation Focused Bond Fund  (5,150) (5,091) —
Mid-Cap Growth Fund  469 (4,900) —
Mid-Cap Value Fund  606 (13,688) —
New Horizons Fund  (193) 6,660 —
New Income Fund  (7,424) (20,333) 6,458
Overseas Stock Fund  46 (41,895) —
Real Assets Fund  966 (22,624) —
Small-Cap Stock Fund  386 (480) —
Small-Cap Value Fund  (3,205) 164 —
Transition Fund  605 3 61
U.S. Equity Research Fund  (27) (5,342) —
U.S. Large-Cap Core Fund  607 (3,653) —
U.S. Treasury Long-Term Index Fund  (337) (10,183) 1,806
Value Fund  (5,844) (36,915) —
U.S. Treasury Money Fund, 2.40% — — 852
Totals $ 4,028# $ (329,464) $ 23,868+
# Capital gain distributions from underlying Price funds represented $710 of the net realized gain
(loss).
+ Investment income comprised $23,868 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2025 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2025 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2025 Fund-I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement I 2025 Fund-I Class

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
R413-054Q1 08/22